Schedule of Investments (unaudited)
June 30, 2026
iShares® Core S&P  U.S. Value ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 2.2%
Axon Enterprise, Inc.(a)	23,264	$ 13,042,031
Boeing Co. (The)(a)	379,692	82,191,927
General Dynamics Corp.	102,659	36,365,924
General Electric Co.	430,755	160,986,066
Honeywell Aerospace, Inc.(a)	272,842	60,319,910
Huntington Ingalls Industries, Inc.	33,544	9,388,630
L3Harris Technologies, Inc.	160,309	46,584,192
Lockheed Martin Corp.	174,081	88,687,306
Northrop Grumman Corp.	114,856	58,497,310
StandardAero, Inc.(a)	62,911	1,881,668
Textron, Inc.	151,007	13,851,872
		571,796,836
Air Freight & Logistics — 0.6%
CH Robinson Worldwide, Inc.	102,020	19,214,447
Expeditors International of Washington, Inc.	112,480	18,331,990
FedEx Corp.	188,799	59,118,631
GXO Logistics, Inc.(a)(b)	97,894	4,963,226
United Parcel Service, Inc., Class B	642,152	69,031,340
		170,659,634
Automobile Components — 0.1%
Aptiv PLC(a)	184,762	11,340,691
Autoliv, Inc.	23,288	2,705,367
BorgWarner, Inc.	177,939	11,815,150
Gentex Corp.	111,923	2,828,294
Goodyear Tire & Rubber Co. (The)(a)(b)	238,921	1,576,879
Lear Corp.	42,716	5,726,507
Visteon Corp.	23,082	2,289,965
		38,282,853
Automobiles — 1.9%
Ford Motor Co.	3,364,650	46,768,635
General Motors Co.	776,922	59,885,148
Harley-Davidson, Inc.	96,256	2,354,422
Tesla, Inc.(a)	920,137	387,009,622
Thor Industries, Inc.	45,133	3,392,196
		499,410,023
Banks — 5.8%
Associated Banc-Corp	139,862	4,303,554
Bank of America Corp.	5,615,489	319,970,563
Bank OZK	90,658	4,722,375
Citigroup, Inc.	1,466,967	205,316,701
Citizens Financial Group, Inc.	365,239	25,592,297
Columbia Banking System, Inc.	254,019	8,141,309
Commerce Bancshares, Inc.	117,827	6,804,509
Cullen/Frost Bankers, Inc.	26,342	4,070,366
East West Bancorp, Inc.	58,075	7,496,902
Fifth Third Bancorp	779,516	43,941,317
First Financial Bankshares, Inc.	65,004	2,249,138
First Horizon Corp.	406,748	10,429,019
Flagstar Bank N.A.(b)	255,855	3,822,474
FNB Corp.	302,281	5,767,522
Glacier Bancorp, Inc.	109,573	5,651,775
Hancock Whitney Corp.	70,479	5,266,191
Home BancShares, Inc.	160,628	4,585,929
Huntington Bancshares, Inc.	1,742,462	30,893,851
International Bancshares Corp.	23,808	1,808,218
JPMorgan Chase & Co.	737,476	241,398,019
KeyCorp	792,668	18,270,997
M&T Bank Corp.	125,951	29,977,598
Old National Bancorp	294,089	7,616,905
Security	Shares	Value
Banks (continued)
Pinnacle Financial Partners, Inc.	128,984	$ 13,011,906
PNC Financial Services Group, Inc. (The)	345,392	85,042,418
Prosperity Bancshares, Inc.	86,830	6,341,195
Regions Financial Corp.	734,005	22,166,951
Southstate Bank Corp.	85,156	8,507,084
Texas Capital Bancshares, Inc.	18,876	1,949,136
Truist Financial Corp.	1,071,587	53,386,464
U.S. Bancorp	1,336,041	80,696,876
UMB Financial Corp.	61,778	8,819,427
United Bankshares, Inc.	116,962	5,360,368
Valley National Bancorp	405,463	5,940,033
Webster Financial Corp.	140,797	10,759,707
Wells Fargo & Co.	2,632,093	217,516,166
Western Alliance Bancorp	88,710	7,291,962
Wintrust Financial Corp.	58,207	9,355,029
Zions Bancorp N.A.	123,108	8,517,843
		1,542,760,094
Beverages — 1.4%
Boston Beer Co., Inc. (The), Class A(a)	6,810	1,205,574
Brown-Forman Corp., Class B, NVS	151,727	4,043,525
Coca-Cola Co. (The)	1,930,711	156,908,883
Constellation Brands, Inc., Class A	120,459	16,754,642
Keurig Dr. Pepper, Inc.	1,168,107	38,232,142
Molson Coors Beverage Co., Class B	137,998	5,376,402
PepsiCo, Inc.	1,175,108	159,109,623
		381,630,791
Biotechnology — 2.1%
AbbVie, Inc.	820,623	206,501,572
Amgen, Inc.	148,257	53,686,825
Biogen, Inc.(a)	126,463	27,323,596
BioMarin Pharmaceutical, Inc.(a)(b)	70,338	4,024,740
Cytokinetics, Inc.(a)	52,416	4,465,319
Gilead Sciences, Inc.	490,324	61,947,534
Moderna, Inc.(a)	301,692	21,127,491
Regeneron Pharmaceuticals, Inc.	85,947	53,591,392
Roivant Sciences Ltd.(a)	166,495	5,892,258
Vertex Pharmaceuticals, Inc.(a)	218,302	108,437,152
		546,997,879
Broadline Retail — 3.6%
Amazon.com, Inc.(a)	3,957,169	943,151,660
eBay, Inc.	100,549	11,236,351
Macy’s, Inc.	231,348	5,448,245
		959,836,256
Building Products — 0.8%
A. O. Smith Corp.	97,053	6,087,164
Advanced Drainage Systems, Inc.	27,204	4,269,940
Allegion PLC	33,883	4,760,223
Builders FirstSource, Inc.(a)	94,426	8,449,238
Carlisle Cos., Inc.	19,534	7,085,958
Carrier Global Corp.	671,532	49,256,872
Fortune Brands Innovations, Inc.	47,321	2,597,923
Johnson Controls International PLC	177,711	25,965,354
Lennox International, Inc.	27,517	15,765,865
Masco Corp.	174,941	14,234,949
Owens Corning	70,057	11,136,261
Simpson Manufacturing Co., Inc.	17,982	3,764,532
Trane Technologies PLC	89,268	43,844,871
Trex Co., Inc.(a)	91,178	4,562,547
UFP Industries, Inc.	47,451	4,305,704
		206,087,401

Schedule of Investments (unaudited) (continued)
June 30, 2026
iShares® Core S&P  U.S. Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Capital Markets — 4.0%
Ameriprise Financial, Inc.	77,286	$ 35,455,725
Ares Management Corp., Class A	181,427	20,194,639
Bank of New York Mellon Corp. (The)	219,725	31,774,432
BlackRock, Inc.(c)	124,042	119,273,826
Blackstone, Inc., Class A	638,956	75,185,953
Carlyle Group, Inc. (The)	138,339	5,825,455
Cboe Global Markets, Inc.	43,719	10,609,290
Charles Schwab Corp. (The)	1,406,103	129,741,124
CME Group, Inc., Class A	136,835	30,217,273
Coinbase Global, Inc., Class A(a)	191,697	28,024,185
Evercore, Inc., Class A	12,462	4,255,025
FactSet Research Systems, Inc.(b)	31,025	7,138,232
Franklin Resources, Inc.	267,594	8,902,852
Goldman Sachs Group, Inc. (The)	88,792	89,801,565
Hamilton Lane, Inc., Class A	16,121	1,270,819
Houlihan Lokey, Inc., Class A	22,948	3,078,015
Intercontinental Exchange, Inc.	486,009	59,832,568
Invesco Ltd.	382,501	10,094,201
Janus Henderson Group PLC	103,362	5,369,656
Jefferies Financial Group, Inc.	141,480	7,071,170
KKR & Co., Inc., Class A	271,448	24,913,498
Moody’s Corp.	67,197	30,434,865
Morgan Stanley	402,116	84,058,329
Morningstar, Inc.	10,082	1,572,994
MSCI, Inc., Class A	30,260	16,946,810
Nasdaq, Inc.	385,909	30,417,347
Northern Trust Corp.	159,409	27,711,661
Raymond James Financial, Inc.	149,180	22,679,835
S&P Global, Inc.	146,026	59,470,549
SEI Investments Co.	31,704	2,780,758
State Street Corp.	238,064	40,375,655
Stifel Financial Corp.	57,681	4,024,403
T Rowe Price Group, Inc.	184,280	20,950,793
		1,049,453,502
Chemicals — 2.2%
Air Products & Chemicals, Inc.	191,312	56,088,852
Albemarle Corp.	101,893	13,758,612
Ashland, Inc.	41,242	2,717,435
Avient Corp.	78,129	2,887,648
Axalta Coating Systems Ltd.(a)	181,968	6,226,945
Cabot Corp.	45,110	4,096,890
CF Industries Holdings, Inc.	131,454	14,231,210
Corteva, Inc.	576,874	48,855,459
Dow, Inc.	616,629	16,870,969
DuPont de Nemours, Inc.	117,197	15,896,601
Ecolab, Inc.	217,848	60,694,631
International Flavors & Fragrances, Inc.	218,468	17,307,035
Linde PLC	397,675	206,369,465
LyondellBasell Industries NV, Class A	220,953	11,633,176
Mosaic Co. (The)	271,686	5,757,026
Olin Corp.	94,997	1,882,841
PPG Industries, Inc.	192,736	23,376,949
RPM International, Inc.	64,243	7,140,610
Scotts Miracle-Gro Co. (The)	40,691	2,771,464
Sherwin-Williams Co. (The)	197,282	67,928,138
Solstice Advanced Materials, Inc.	64,087	5,678,108
Westlake Corp.	28,652	2,091,596
		594,261,660
Commercial Services & Supplies — 0.8%
Brink’s Co. (The)	10,632	1,004,618
Cintas Corp.	292,270	49,709,282
Clean Harbors, Inc.(a)	20,907	6,245,966
Security	Shares	Value
Commercial Services & Supplies (continued)
Copart, Inc.(a)	764,264	$ 21,544,602
MSA Safety, Inc.	13,106	2,288,045
Republic Services, Inc.	172,012	36,652,317
Veralto Corp.	213,012	18,889,904
Waste Management, Inc.	317,709	70,810,982
		207,145,716
Communications Equipment — 1.0%
Cisco Systems, Inc.	1,596,709	187,549,439
F5, Inc.(a)	48,523	20,183,627
Motorola Solutions, Inc.	142,618	59,227,829
		266,960,895
Construction & Engineering — 0.1%
AECOM	62,996	4,397,121
Fluor Corp.(a)	120,131	6,293,663
Valmont Industries, Inc.	6,633	3,831,221
		14,522,005
Construction Materials — 0.5%
CRH PLC	576,014	61,633,498
Eagle Materials, Inc.	13,434	3,022,650
Knife River Corp.(a)(b)	28,643	2,395,987
Martin Marietta Materials, Inc.	51,637	29,779,058
Vulcan Materials Co.	111,595	32,921,641
		129,752,834
Consumer Finance — 0.7%
Ally Financial, Inc.	240,360	11,044,542
American Express Co.	146,467	49,542,463
Capital One Financial Corp.	535,224	107,376,639
SLM Corp.	74,002	1,919,612
Synchrony Financial	289,307	22,001,797
		191,885,053
Consumer Staples Distribution & Retail — 3.8%
Albertsons Cos., Inc., Class A	301,301	4,076,603
BJ’s Wholesale Club Holdings, Inc.(a)	111,568	9,730,961
Costco Wholesale Corp.	381,635	357,008,093
Dollar General Corp.	189,467	21,809,546
Dollar Tree, Inc.(a)	155,746	18,837,479
Kroger Co. (The)	487,899	27,093,031
Maplebear, Inc.(a)	141,490	6,699,552
Performance Food Group Co.(a)	134,167	14,998,529
Sprouts Farmers Market, Inc.(a)	49,513	4,187,810
Sysco Corp.	412,218	34,453,180
Target Corp.	390,358	50,984,658
U.S. Foods Holding Corp.(a)	190,703	19,499,382
Walmart, Inc.	3,769,137	426,892,457
		996,271,281
Containers & Packaging — 0.5%
Amcor PLC	396,298	17,179,518
AptarGroup, Inc.	55,379	6,933,451
Avery Dennison Corp.	66,275	10,759,746
Ball Corp.	231,626	14,453,462
Crown Holdings, Inc.	95,045	10,627,932
Graphic Packaging Holding Co.	249,508	2,637,300
Greif, Inc., Class A, NVS	20,925	1,558,703
International Paper Co.	451,245	17,192,435
Packaging Corp. of America	75,898	18,084,975
Silgan Holdings, Inc.	74,602	3,460,787
Smurfit Westrock PLC	452,057	20,912,157
Sonoco Products Co.	87,438	4,927,131
		128,727,597

Schedule of Investments (unaudited) (continued)
June 30, 2026
iShares® Core S&P  U.S. Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Distributors — 0.1%
Genuine Parts Co.	119,261	$ 14,070,413
Diversified Consumer Services — 0.0%
Duolingo, Inc., Class A(a)	10,560	1,214,611
Graham Holdings Co., Class B	1,548	1,766,918
H&R Block, Inc.	50,561	1,925,363
Service Corp. International	56,460	4,288,702
		9,195,594
Diversified REITs — 0.0%
WP Carey, Inc.	90,326	6,458,309
Diversified Telecommunication Services — 1.3%
AT&T Inc.	5,976,314	123,709,700
Comcast Corp., Class A	3,064,379	75,230,505
Verizon Communications, Inc.	3,591,407	152,060,172
		351,000,377
Electric Utilities — 2.8%
Alliant Energy Corp.	220,224	16,800,889
American Electric Power Co., Inc.	467,974	64,023,523
Constellation Energy Corp.	90,740	22,537,094
Duke Energy Corp.	670,550	84,878,219
Edison International	331,723	24,696,777
Entergy Corp.	393,832	45,235,543
Evergy, Inc.	199,599	17,251,342
Eversource Energy	323,258	23,361,856
Exelon Corp.	879,114	40,984,295
FirstEnergy Corp.	447,844	21,290,504
IDACORP, Inc.	22,842	3,455,995
NextEra Energy, Inc.	1,790,710	157,170,617
NRG Energy, Inc.	47,436	6,928,502
OGE Energy Corp.	175,266	8,528,443
PG&E Corp.	1,890,664	31,800,968
Pinnacle West Capital Corp.	104,589	11,191,023
Portland General Electric Co.	100,023	5,184,192
PPL Corp.	647,112	23,522,521
Southern Co. (The)	969,605	92,800,894
TXNM Energy, Inc.	49,402	2,805,046
Xcel Energy, Inc.	536,947	43,116,844
		747,565,087
Electrical Equipment — 1.3%
Acuity, Inc.	8,289	3,122,135
AMETEK, Inc.	197,138	47,695,568
Eaton Corp. PLC	333,937	142,297,234
Emerson Electric Co.	482,958	69,135,438
Generac Holdings, Inc.(a)	50,325	14,735,663
Hubbell, Inc.	45,759	23,941,109
Nextpower, Inc., Class A(a)	44,103	5,254,431
Regal Rexnord Corp.	57,257	13,638,045
Rockwell Automation, Inc.	42,864	21,221,109
Sensata Technologies Holding PLC	125,186	5,976,380
		347,017,112
Electronic Equipment, Instruments & Components — 0.9%
Arrow Electronics, Inc.(a)	44,065	9,403,912
Avnet, Inc.	69,280	6,153,450
Belden, Inc.(b)	17,599	2,110,296
CDW Corp.	109,477	15,396,845
Cognex Corp.	71,875	5,205,187
Corning, Inc.	207,386	52,972,606
Crane NXT Co.	27,974	1,431,150
IPG Photonics Corp.(a)	20,981	2,461,491
Jabil, Inc.	35,710	13,765,491
Keysight Technologies, Inc.(a)	147,708	51,708,140
Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Littelfuse, Inc.	12,245	$ 5,575,516
Novanta, Inc.(a)	16,358	2,653,922
TD SYNNEX Corp.	64,772	17,316,146
TE Connectivity PLC	77,909	15,707,233
Teledyne Technologies, Inc.(a)(b)	39,838	26,567,962
Vontier Corp.	71,096	2,061,784
Zebra Technologies Corp., Class A(a)	40,986	10,789,974
		241,281,105
Energy Equipment & Services — 0.5%
Baker Hughes Co., Class A	851,067	47,234,219
Halliburton Co.	720,643	24,465,830
NOV, Inc.	317,668	5,892,741
SLB Ltd.	1,285,166	59,747,367
Weatherford International PLC	34,956	2,848,914
		140,189,071
Entertainment — 1.0%
Electronic Arts, Inc.	102,696	21,056,788
Live Nation Entertainment, Inc.(a)	64,755	11,857,288
Take-Two Interactive Software, Inc.(a)	71,611	17,901,318
Walt Disney Co. (The)	1,493,588	143,757,845
Warner Bros Discovery, Inc., Class A(a)	2,130,466	56,798,224
Warner Music Group Corp., Class A	59,649	1,614,698
		252,986,161
Financial Services — 2.0%
Apollo Global Management, Inc.	188,303	22,278,128
Block, Inc., Class A(a)	460,331	34,985,156
Corebridge Financial, Inc.	208,193	5,960,566
Corpay, Inc.(a)	56,228	18,739,106
Equitable Holdings, Inc.	38,334	1,682,096
Essent Group Ltd.	45,986	2,955,980
Euronet Worldwide, Inc.(a)(b)	34,139	2,498,633
Fidelity National Information Services, Inc.	447,318	17,391,724
Fiserv, Inc.(a)(b)	462,329	22,677,237
Global Payments, Inc.	199,998	14,511,855
Jack Henry & Associates, Inc.	61,121	8,418,806
Mastercard, Inc., Class A	229,030	117,629,808
MGIC Investment Corp.	91,043	2,567,413
PayPal Holdings, Inc.	758,707	32,760,968
Shift4 Payments, Inc., Class A(a)(b)	21,100	1,026,304
Visa, Inc., Class A	642,397	220,399,987
Voya Financial, Inc.	80,731	7,308,577
WEX, Inc.(a)	12,701	1,791,984
		535,584,328
Food Products — 0.8%
Archer-Daniels-Midland Co.	413,826	31,616,306
Bunge Global SA	117,610	12,552,515
Darling Ingredients, Inc.(a)	135,499	7,400,955
General Mills, Inc.	459,069	15,975,601
Hershey Co. (The)	127,596	22,386,718
Hormel Foods Corp.	249,511	6,192,863
Ingredion, Inc.	53,453	5,062,534
J M Smucker Co. (The)	92,318	10,385,775
Kraft Heinz Co. (The)	732,788	17,308,453
Marzetti Co. (The)	9,574	1,092,968
McCormick & Co., Inc., NVS	217,026	10,942,451
Mondelez International, Inc., Class A	1,104,621	63,891,279
Pilgrim’s Pride Corp.	36,146	1,016,064
Post Holdings, Inc.(a)	33,575	2,963,330
Tyson Foods, Inc., Class A	244,636	14,005,411
		222,793,223

Schedule of Investments (unaudited) (continued)
June 30, 2026
iShares® Core S&P  U.S. Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Gas Utilities — 0.2%
Atmos Energy Corp.	142,224	$ 24,500,929
National Fuel Gas Co.	32,321	2,495,504
New Jersey Resources Corp.	85,553	4,794,390
ONE Gas, Inc.	53,058	4,089,180
Southwest Gas Holdings, Inc.	54,617	4,843,436
Spire, Inc.	28,989	2,263,751
UGI Corp.	183,391	6,334,325
		49,321,515
Ground Transportation — 1.4%
Avis Budget Group, Inc.(a)(b)	4,313	637,591
CSX Corp.	1,598,918	75,996,572
Fedex Freight Holding Co., Inc.(a)(b)	93,205	14,073,955
JB Hunt Transport Services, Inc.	64,262	18,599,351
Knight-Swift Transportation Holdings, Inc.	138,734	10,803,216
Landstar System, Inc.	29,139	6,026,237
Norfolk Southern Corp.	193,086	60,742,925
Old Dominion Freight Line, Inc.	157,962	34,214,569
Ryder System, Inc.	33,879	8,936,264
Saia, Inc.(a)	22,806	9,604,975
Union Pacific Corp.	510,209	138,776,848
		378,412,503
Health Care Equipment & Supplies — 1.8%
Abbott Laboratories	1,498,150	135,942,131
Align Technology, Inc.(a)	57,094	9,629,474
Baxter International, Inc.	439,059	9,360,738
Becton Dickinson & Co.	236,983	35,862,637
Boston Scientific Corp.(a)	422,705	18,041,050
Cooper Cos., Inc. (The)(a)	170,050	12,194,286
DENTSPLY SIRONA, Inc.	185,951	1,972,940
Dexcom, Inc.(a)	163,366	11,002,700
Edwards Lifesciences Corp.(a)	267,446	24,193,165
Envista Holdings Corp.(a)	138,240	3,642,624
GE HealthCare Technologies, Inc.	393,119	25,163,547
Haemonetics Corp.(a)	16,002	1,200,150
Lantheus Holdings, Inc.(a)(b)	17,546	1,946,553
Medtronic PLC	1,101,533	86,172,927
ResMed, Inc.	56,441	10,999,222
Solventum Corp.(a)	126,529	9,761,712
STERIS PLC	42,182	8,882,264
Stryker Corp.	171,611	54,030,007
Zimmer Biomet Holdings, Inc.	166,410	14,326,237
		474,324,364
Health Care Providers & Services — 3.3%
Cardinal Health, Inc.	202,328	48,065,040
Cencora, Inc.	167,250	47,328,405
Centene Corp.(a)	401,705	25,785,444
Chemed Corp.	6,026	2,806,549
Cigna Group (The)	227,514	62,721,059
CVS Health Corp.	1,097,419	113,527,996
DaVita, Inc.(a)(b)	27,522	6,123,095
Elevance Health, Inc.	186,787	72,236,136
Henry Schein, Inc.(a)(b)	82,477	6,888,479
Humana, Inc.	103,249	41,012,568
Labcorp Holdings, Inc.	70,540	19,751,200
McKesson Corp.	103,405	78,132,818
Quest Diagnostics, Inc.	94,862	20,106,001
UnitedHealth Group, Inc.	781,115	324,654,827
Universal Health Services, Inc., Class B	45,461	6,759,596
		875,899,213
Health Care REITs — 0.2%
Alexandria Real Estate Equities, Inc.	132,637	7,009,865
Security	Shares	Value
Health Care REITs (continued)
American Healthcare REIT, Inc.	59,038	$ 3,078,832
Healthcare Realty Trust, Inc.	297,213	5,994,786
Healthpeak Properties, Inc.	595,047	12,734,006
Omega Healthcare Investors, Inc.	117,142	5,585,331
Ventas, Inc.	200,723	17,824,202
		52,227,022
Health Care Technology — 0.0%
Veeva Systems, Inc., Class A(a)	49,447	8,775,359
Hotel & Resort REITs — 0.1%
Host Hotels & Resorts, Inc.	546,857	12,965,979
Park Hotels & Resorts, Inc.	179,623	2,559,628
		15,525,607
Hotels, Restaurants & Leisure — 1.3%
Airbnb, Inc., Class A(a)	190,528	27,264,557
Aramark	224,587	12,779,000
Cava Group, Inc.(a)	49,220	3,862,786
Chipotle Mexican Grill, Inc.(a)	1,103,300	37,512,200
Choice Hotels International, Inc.(b)	6,563	723,702
Darden Restaurants, Inc.	98,927	20,379,951
Domino’s Pizza, Inc.	26,781	7,928,247
Dutch Bros, Inc., Class A(a)	47,891	3,439,053
Hyatt Hotels Corp., Class A	11,133	2,158,021
McDonald’s Corp.	342,214	92,503,866
MGM Resorts International(a)	164,866	7,882,244
Norwegian Cruise Line Holdings Ltd.(a)(b)	172,373	3,638,794
Starbucks Corp.	979,281	100,072,725
Vail Resorts, Inc.	16,361	2,227,550
Wyndham Hotels & Resorts, Inc.	29,867	2,515,100
Yum! Brands, Inc.	120,407	19,248,263
		344,136,059
Household Durables — 0.6%
DR Horton, Inc.	226,828	36,945,745
Garmin Ltd.	140,330	33,333,988
KB Home	53,051	3,320,462
Lennar Corp., Class A	185,150	16,754,223
NVR, Inc.(a)(b)	2,305	15,704,887
PulteGroup, Inc.	164,766	22,607,543
SharkNinja, Inc.(a)(b)	60,758	9,251,621
Taylor Morrison Home Corp., Class A(a)	79,803	5,725,067
Toll Brothers, Inc.	82,191	13,540,967
Whirlpool Corp.	54,090	2,132,228
		159,316,731
Household Products — 1.6%
Church & Dwight Co., Inc.	202,635	19,631,279
Clorox Co. (The)	104,142	9,939,312
Colgate-Palmolive Co.	688,239	63,097,752
Kimberly-Clark Corp.	285,624	31,352,946
Procter & Gamble Co. (The)	2,002,847	293,697,484
		417,718,773
Independent Power and Renewable Electricity Producers — 0.0%
AES Corp. (The)	618,207	9,062,915
Industrial Conglomerates — 0.5%
3M Co.	448,590	72,631,207
Honeywell International, Inc.	272,842	61,089,324
		133,720,531
Industrial REITs — 0.5%
EastGroup Properties, Inc.	18,023	3,650,198
Prologis, Inc.	801,913	108,635,154

Schedule of Investments (unaudited) (continued)
June 30, 2026
iShares® Core S&P  U.S. Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Industrial REITs (continued)
Rexford Industrial Realty, Inc.	192,259	$ 6,440,677
STAG Industrial, Inc.	65,864	2,506,784
		121,232,813
Insurance — 3.3%
Aflac, Inc.	394,003	46,196,852
Allstate Corp. (The)	221,407	52,681,582
American Financial Group, Inc.	36,365	5,088,918
American International Group, Inc.	456,036	33,988,363
Aon PLC, Class A	184,137	61,076,401
Arch Capital Group Ltd.(a)	299,289	29,048,990
Arthur J. Gallagher & Co.	221,243	50,790,755
Assurant, Inc.	42,085	11,301,085
Brighthouse Financial, Inc.(a)	47,691	3,018,840
Brown & Brown, Inc.	249,997	16,037,308
Chubb Ltd.	310,263	105,719,015
Cincinnati Financial Corp.	54,419	10,075,134
CNO Financial Group, Inc.	77,486	3,950,236
Erie Indemnity Co., Class A, NVS	22,317	5,350,501
Everest Group Ltd.	34,033	12,157,609
Fidelity National Financial, Inc., Class A	212,504	10,021,689
First American Financial Corp.	87,886	6,028,101
Globe Life, Inc.	66,419	11,867,747
Hanover Insurance Group, Inc. (The)	17,050	3,650,746
Hartford Insurance Group, Inc. (The)	235,779	31,245,433
Loews Corp.	144,326	16,339,146
Marsh & McLennan Cos., Inc.	414,386	69,065,715
MetLife, Inc.	464,885	39,333,920
Old Republic International Corp.	91,268	3,734,687
Primerica, Inc.	11,181	3,177,640
Principal Financial Group, Inc.	169,900	18,311,822
Progressive Corp. (The)	222,094	48,516,434
Prudential Financial, Inc.	299,529	32,328,165
Reinsurance Group of America, Inc.	56,530	12,021,104
RenaissanceRe Holdings Ltd.	17,672	5,600,257
RLI Corp.	80,843	4,775,396
Ryan Specialty Holdings, Inc., Class A	33,455	1,263,261
Selective Insurance Group, Inc.	52,237	5,067,511
Travelers Cos., Inc. (The)	182,895	60,377,297
Unum Group	126,420	11,301,948
W R Berkley Corp.	108,203	7,631,558
Willis Towers Watson PLC	81,525	21,308,189
		869,449,355
Interactive Media & Services — 0.0%
Pinterest, Inc., Class A(a)	132,608	2,788,746
IT Services — 0.8%
Accenture PLC, Class A	529,056	65,835,729
Akamai Technologies, Inc.(a)	125,046	14,781,688
Cognizant Technology Solutions Corp., Class A	407,376	15,777,672
Gartner, Inc.(a)(b)	57,586	7,464,297
GoDaddy, Inc., Class A(a)	113,897	9,667,577
International Business Machines Corp.	388,040	109,120,728
Kyndryl Holdings, Inc.(a)(b)	194,441	2,199,128
		224,846,819
Leisure Products — 0.1%
Brunswick Corp.	56,265	4,739,764
Hasbro, Inc.	114,375	9,446,231
Mattel, Inc.(a)	162,765	2,259,178
Polaris, Inc.	45,790	3,133,868
YETI Holdings, Inc.(a)	27,470	1,361,413
		20,940,454
Security	Shares	Value
Life Sciences Tools & Services — 1.7%
Agilent Technologies, Inc.	243,399	$ 32,330,689
Avantor, Inc.(a)	585,002	5,791,520
Bio-Rad Laboratories, Inc., Class A(a)(b)	7,003	2,056,151
Bio-Techne Corp.(b)	137,579	9,719,956
Bruker Corp.	45,326	2,727,719
Charles River Laboratories International, Inc.(a)(b)	42,036	9,533,344
Danaher Corp.	540,974	103,044,727
Illumina, Inc.(a)	59,877	10,528,173
IQVIA Holdings, Inc.(a)(b)	143,556	27,737,890
Mettler-Toledo International, Inc.(a)	9,176	11,722,432
Repligen Corp.(a)	20,541	2,802,614
Revvity, Inc.	96,768	10,766,408
Thermo Fisher Scientific, Inc.	319,650	160,259,724
Waters Corp.(a)(b)	84,601	31,728,759
West Pharmaceutical Services, Inc.	60,777	21,818,943
		442,569,049
Machinery — 2.4%
AGCO Corp.	52,929	6,335,601
CNH Industrial NV	766,265	8,605,156
Crane Co.	20,619	4,599,480
Cummins, Inc.	39,176	27,940,715
Deere & Co.	216,059	137,052,706
Donaldson Co., Inc.	33,953	3,047,961
Dover Corp.	115,625	25,932,375
Esab Corp.	27,043	2,667,251
Fortive Corp.	262,227	16,019,447
Graco, Inc.	71,423	5,400,293
IDEX Corp.	63,498	14,410,871
Illinois Tool Works, Inc.	225,890	61,096,468
Ingersoll Rand, Inc.(b)	305,070	25,012,689
Lincoln Electric Holdings, Inc.	15,480	4,110,095
Middleby Corp. (The)(a)	35,763	6,151,594
Mueller Industries, Inc.	26,120	3,210,932
Nordson Corp.	45,272	13,658,110
Oshkosh Corp.	29,634	4,548,226
Otis Worldwide Corp.	330,047	23,631,365
PACCAR, Inc.	451,830	54,273,820
Parker-Hannifin Corp.	47,787	46,741,420
Pentair PLC	140,537	10,773,566
Snap-on, Inc.	44,552	17,927,725
Stanley Black & Decker, Inc.	132,429	12,464,218
Terex Corp.	97,179	7,034,788
Timken Co. (The)	53,869	7,828,243
Toro Co. (The)	83,259	8,111,092
Westinghouse Air Brake Technologies Corp.	146,304	39,443,558
Xylem, Inc.	204,456	24,168,744
		622,198,509
Marine Transportation — 0.0%
Kirby Corp.(a)	24,734	3,363,082
Media — 0.2%
Charter Communications, Inc., Class A(a)(b)	71,931	10,229,308
Fox Corp., Class A, NVS	57,632	3,006,085
Fox Corp., Class B	41,405	1,939,410
News Corp., Class A, NVS	316,744	7,864,754
News Corp., Class B	105,694	2,965,774
Nexstar Media Group, Inc., Class A	11,648	2,080,216
Omnicom Group, Inc.	245,135	17,853,182
Paramount Skydance Corp., Class B, NVS(b)	263,054	2,593,712
Sirius XM Holdings, Inc.	161,534	4,771,714
Trade Desk, Inc. (The), Class A(a)	375,550	6,789,944
		60,094,099

Schedule of Investments (unaudited) (continued)
June 30, 2026
iShares® Core S&P  U.S. Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Metals & Mining — 0.7%
Alcoa Corp.	226,965	$ 11,833,955
Cleveland-Cliffs, Inc.(a)	485,559	4,559,399
Commercial Metals Co.	94,125	5,906,344
Freeport-McMoRan, Inc.	1,235,107	77,675,879
MP Materials Corp., Class A(a)(b)	47,435	2,656,834
Nucor Corp.	196,782	43,833,191
Reliance, Inc.	43,903	16,402,161
Steel Dynamics, Inc.	116,587	26,752,053
		189,619,816
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Annaly Capital Management, Inc.	630,259	14,092,591
Starwood Property Trust, Inc.	303,799	4,976,228
		19,068,819
Multi-Utilities — 1.3%
Ameren Corp.	237,499	26,846,887
Black Hills Corp.	63,789	4,745,902
CenterPoint Energy, Inc.	564,065	24,841,423
CMS Energy Corp.	264,039	20,198,983
Consolidated Edison, Inc.	316,976	35,067,055
Dominion Energy, Inc.	756,410	51,655,239
DTE Energy Co.	178,970	27,269,659
NiSource, Inc.	413,572	19,665,349
Northwestern Energy Group, Inc.	28,836	2,065,234
Public Service Enterprise Group, Inc.	430,256	34,919,577
Sempra	562,395	52,139,640
WEC Energy Group, Inc.	279,765	32,668,159
		332,083,107
Office REITs — 0.1%
BXP, Inc.	126,131	8,363,747
COPT Defense Properties	59,964	2,182,090
Cousins Properties, Inc.	140,433	4,210,181
Kilroy Realty Corp.	92,505	3,466,162
Vornado Realty Trust	136,732	5,373,568
		23,595,748
Oil, Gas & Consumable Fuels — 6.1%
Antero Resources Corp.(a)	249,709	8,774,774
APA Corp.	304,798	9,927,271
Chevron Corp.	1,610,202	266,907,084
Chord Energy Corp.	49,233	5,627,332
CNX Resources Corp.(a)	122,306	4,149,843
ConocoPhillips	1,047,859	108,935,422
Devon Energy Corp.	991,638	40,974,482
Diamondback Energy, Inc.	166,825	29,324,499
DT Midstream, Inc.	23,823	3,495,787
EOG Resources, Inc.	458,106	59,430,091
EQT Corp.	536,165	28,507,893
Expand Energy Corp.	205,423	18,732,523
Exxon Mobil Corp.	3,565,094	487,419,652
HF Sinclair Corp.	133,309	9,284,972
Kinder Morgan, Inc.	1,686,886	53,929,745
Marathon Petroleum Corp.	251,088	64,195,669
Matador Resources Co.	102,699	5,112,356
Murphy Oil Corp.	114,841	3,739,223
Occidental Petroleum Corp.	624,510	30,332,451
ONEOK, Inc.	539,370	46,892,828
Ovintiv, Inc.	236,064	12,428,770
PBF Energy, Inc., Class A	72,689	3,308,803
Permian Resources Corp., Class A	676,951	12,462,668
Phillips 66	344,854	58,297,569
Range Resources Corp.	205,631	7,647,417
Targa Resources Corp.	184,153	49,378,785
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Texas Pacific Land Corp.	49,832	$ 21,808,476
Valero Energy Corp.	255,389	66,513,511
Viper Energy, Inc., Class A	167,053	7,083,047
Williams Cos., Inc. (The)	1,049,521	78,021,391
		1,602,644,334
Paper & Forest Products — 0.0%
Louisiana-Pacific Corp.	53,489	4,207,445
Passenger Airlines — 0.5%
Alaska Air Group, Inc.(a)	98,739	5,154,176
American Airlines Group, Inc.(a)	568,024	10,264,194
Delta Air Lines, Inc.	559,600	52,412,136
Southwest Airlines Co.	422,262	21,712,712
United Airlines Holdings, Inc.(a)	278,162	37,827,250
		127,370,468
Personal Care Products — 0.2%
elf Beauty, Inc.(a)(b)	16,929	1,252,746
Estee Lauder Cos., Inc. (The), Class A	212,856	16,804,981
Kenvue, Inc.	1,648,896	31,510,403
		49,568,130
Pharmaceuticals — 2.8%
Bristol-Myers Squibb Co.	1,756,379	101,202,558
Johnson & Johnson	849,573	215,766,055
Merck & Co., Inc.	2,124,306	272,973,321
Pfizer, Inc.	4,902,117	118,042,977
Viatris, Inc.	985,121	15,643,722
Zoetis, Inc., Class A	362,734	26,066,065
		749,694,698
Professional Services — 0.7%
Automatic Data Processing, Inc.	343,829	77,000,505
Booz Allen Hamilton Holding Corp., Class A	103,436	6,275,462
Broadridge Financial Solutions, Inc.	99,332	13,603,517
Equifax, Inc.	101,952	16,181,821
Exponent, Inc.	19,931	1,171,146
FTI Consulting, Inc.(a)	15,735	2,344,672
Genpact Ltd.	72,615	1,996,913
Jacobs Solutions, Inc.	102,017	12,854,142
KBR, Inc.	107,656	3,717,362
Leidos Holdings, Inc.	107,792	11,099,342
Maximus, Inc.	22,395	1,203,955
Parsons Corp.(a)(b)	14,837	777,310
Paychex, Inc.	278,142	27,349,703
Science Applications International Corp.	37,082	4,094,224
TransUnion(b)	79,398	5,727,772
Verisk Analytics, Inc.	52,965	9,508,806
		194,906,652
Real Estate Management & Development — 0.2%
CBRE Group, Inc., Class A(a)	251,839	33,920,195
CoStar Group, Inc.(a)	351,226	9,946,720
Jones Lang LaSalle, Inc.(a)	39,885	12,362,356
PetroCorp Escrow(a)(d)	190	—
		56,229,271
Residential REITs — 0.5%
American Homes 4 Rent, Class A	272,462	9,132,926
AvalonBay Communities, Inc.	119,492	22,546,945
Camden Property Trust	86,458	9,898,576
Equity LifeStyle Properties, Inc.	82,207	5,298,241
Equity Residential	293,921	19,966,054
Essex Property Trust, Inc.	55,574	16,204,823
Independence Realty Trust, Inc.	205,751	3,433,984

Schedule of Investments (unaudited) (continued)
June 30, 2026
iShares® Core S&P  U.S. Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Residential REITs (continued)
Invitation Homes, Inc.	470,070	$ 14,200,815
Mid-America Apartment Communities, Inc.	101,096	14,046,278
UDR, Inc.	253,003	10,099,880
		124,828,522
Retail REITs — 0.5%
Agree Realty Corp.	56,715	4,295,594
Brixmor Property Group, Inc.	140,691	4,435,987
Federal Realty Investment Trust	68,312	8,432,433
Kimco Realty Corp.	580,272	14,709,895
Kite Realty Group Trust	174,647	4,956,482
NNN REIT, Inc.	92,002	4,280,853
Realty Income Corp.	802,045	49,694,708
Regency Centers Corp.	141,160	11,256,099
Simon Property Group, Inc.	165,020	36,906,723
		138,968,774
Semiconductors & Semiconductor Equipment — 5.7%
Allegro MicroSystems, Inc.(a)(b)	39,681	2,762,591
Amkor Technology, Inc.	50,982	4,396,178
Analog Devices, Inc.	420,120	166,859,060
Cirrus Logic, Inc.(a)	19,726	2,929,903
Entegris, Inc.	77,780	13,989,511
Intel Corp.(a)	4,063,528	567,390,415
Lattice Semiconductor Corp.(a)	47,720	7,299,251
Marvell Technology, Inc.	399,124	118,895,048
Microchip Technology, Inc.	465,081	42,415,387
MKS, Inc.	16,521	7,348,541
NXP Semiconductors NV	217,145	61,024,259
ON Semiconductor Corp.(a)	338,468	31,998,765
Onto Innovation, Inc.(a)	22,374	8,467,440
Qnity Electronics, Inc.	180,658	29,503,258
QUALCOMM, Inc.	906,563	167,523,777
Semtech Corp.(a)	24,027	3,888,770
Silicon Laboratories, Inc.(a)	13,133	2,870,348
Skyworks Solutions, Inc.	131,106	8,888,987
Synaptics, Inc.(a)(b)	33,351	4,143,195
Teradyne, Inc.	56,230	27,206,323
Texas Instruments, Inc.	782,779	233,322,937
Universal Display Corp.	22,144	1,917,449
		1,515,041,393
Software — 2.7%
Adobe, Inc.(a)	347,643	71,273,768
Autodesk, Inc.(a)	76,868	14,944,677
Bentley Systems, Inc., Class B	48,749	1,457,108
BILL Holdings, Inc.(a)	39,503	1,428,428
Cadence Design Systems, Inc.(a)	87,766	32,940,335
Commvault Systems, Inc.(a)(b)	14,494	2,054,235
Docusign, Inc.(a)	69,915	3,105,624
Dolby Laboratories, Inc., Class A	29,985	1,576,611
Fair Isaac Corp.(a)(b)	10,169	12,149,718
Fortinet, Inc.(a)	198,175	30,443,643
Gen Digital, Inc.	479,504	11,934,855
Intuit, Inc.	104,633	27,309,213
Manhattan Associates, Inc.(a)	19,331	2,691,842
Nutanix, Inc., Class A(a)	91,976	4,687,097
Oracle Corp.	699,869	102,565,802
Palo Alto Networks, Inc.(a)	306,924	104,667,222
PTC, Inc.(a)	99,358	11,288,062
Roper Technologies, Inc.	86,797	29,371,237
Salesforce, Inc.	703,598	110,225,663
ServiceNow, Inc.(a)	345,943	34,345,221
Synopsys, Inc.(a)	164,423	73,344,168
Security	Shares	Value
Software (continued)
Trimble, Inc.(a)	200,206	$ 10,246,543
Tyler Technologies, Inc.(a)(b)	36,230	10,595,826
UiPath, Inc., Class A(a)(b)	87,760	953,951
Workday, Inc., Class A(a)	98,105	12,010,014
		717,610,863
Specialized REITs — 1.6%
American Tower Corp.	400,704	65,543,153
Crown Castle, Inc.	374,271	28,343,543
CubeSmart	107,256	4,265,571
Digital Realty Trust, Inc.	284,107	51,019,935
EPR Properties	31,335	1,817,743
Equinix, Inc.	84,839	88,435,325
Extra Space Storage, Inc.	182,355	26,496,182
Gaming & Leisure Properties, Inc.	135,320	6,025,800
Iron Mountain, Inc.	254,034	32,087,035
Lamar Advertising Co., Class A	30,732	4,793,577
National Storage Affiliates Trust	33,853	1,505,443
Public Storage	136,062	43,309,895
Rayonier, Inc.	236,723	5,037,466
SBA Communications Corp., Class A	91,211	16,095,093
VICI Properties, Inc.	942,096	25,012,649
Weyerhaeuser Co.	617,993	14,794,752
		414,583,162
Specialty Retail — 2.5%
Abercrombie & Fitch Co., Class A(a)(b)	23,703	2,133,507
AutoNation, Inc.(a)	22,409	4,163,368
AutoZone, Inc.(a)	5,010	16,011,659
Bath & Body Works, Inc.	176,127	4,073,817
Best Buy Co., Inc.	166,722	12,650,865
Burlington Stores, Inc.(a)	20,634	6,536,851
Carvana Co., Class A(a)	299,480	19,711,774
Chewy, Inc., Class A(a)	73,049	1,435,413
Dick’s Sporting Goods, Inc.	33,928	7,695,210
Floor & Decor Holdings, Inc., Class A(a)(b)	91,951	5,458,211
GameStop Corp., Class A(a)(b)	351,774	7,767,170
Gap, Inc. (The)	194,744	3,637,818
Home Depot, Inc. (The)	855,967	301,882,442
Lithia Motors, Inc., Class A	19,613	5,697,380
Lowe’s Cos., Inc.	482,308	106,344,091
Murphy U.S.A., Inc.(b)	14,464	7,794,216
Penske Automotive Group, Inc.	15,745	2,817,568
RH(a)(b)	13,154	2,166,858
Ross Stores, Inc.	144,589	30,775,769
TJX Cos., Inc. (The)	428,000	64,842,000
Tractor Supply Co.	453,879	14,347,115
Williams-Sonoma, Inc.	101,269	23,605,804
		651,548,906
Technology Hardware, Storage & Peripherals — 8.7%
Apple Inc.	6,316,321	1,827,690,644
Dell Technologies, Inc., Class C	248,819	107,355,446
Hewlett Packard Enterprise Co.	1,142,562	51,540,972
HP, Inc.	789,302	17,317,286
NetApp, Inc.	169,908	26,294,962
Seagate Technology Holdings PLC	69,415	66,985,475
Super Micro Computer, Inc.(a)	484,011	14,196,043
Western Digital Corp.	296,473	189,363,234
		2,300,744,062
Textiles, Apparel & Luxury Goods — 0.3%
Capri Holdings Ltd.(a)	53,165	987,274
Columbia Sportswear Co.	20,418	1,262,241
Crocs, Inc.(a)	25,741	3,105,394

Schedule of Investments (unaudited) (continued)
June 30, 2026
iShares® Core S&P  U.S. Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Textiles, Apparel & Luxury Goods (continued)
Deckers Outdoor Corp.(a)	121,955	$ 12,108,912
Lululemon Athletica, Inc.(a)	89,848	10,258,845
NIKE, Inc., Class B	1,031,706	42,351,531
PVH Corp.	41,182	3,058,175
VF Corp.	281,531	4,695,937
		77,828,309
Tobacco — 0.8%
Altria Group, Inc.	1,436,286	103,340,778
Philip Morris International, Inc.	588,826	106,524,511
		209,865,289
Trading Companies & Distributors — 0.6%
Applied Industrial Technologies, Inc.	14,270	4,825,401
Core & Main, Inc., Class A(a)	91,272	4,403,874
Fastenal Co.	987,222	47,416,273
GATX Corp.	12,594	2,231,531
MSC Industrial Direct Co., Inc., Class A	23,341	2,776,412
United Rentals, Inc.	23,650	26,792,848
Watsco, Inc.	30,356	12,650,256
WESCO International, Inc.	41,322	14,273,858
WW Grainger, Inc.	37,367	50,834,067
		166,204,520
Water Utilities — 0.1%
American Water Works Co., Inc.	168,544	22,177,020
Essential Utilities, Inc.	243,026	9,310,326
		31,487,346
Wireless Telecommunication Services — 0.3%
T-Mobile U.S., Inc.	400,238	67,131,920
Total Common Stocks — 99.8% (Cost: $22,606,561,743)		26,415,338,162
Security	Shares	Value
Rights
Capital Markets — 0.0%
TPG, Inc., CVR(a)	189,837	$ 1,898
Total Rights — 0.0% (Cost: $ —)		1,898
Total Long-Term Investments — 99.8% (Cost: $22,606,561,743)		26,415,340,060
Short-Term Securities
Money Market Funds — 0.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.82%(c)(e)(f)	123,498,696	123,535,746
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.62%(c)(e)	36,665,497	36,665,497
Total Short-Term Securities — 0.6% (Cost: $160,171,221)		160,201,243
Total Investments — 100.4% (Cost: $22,766,732,964)		26,575,541,303
Liabilities in Excess of Other Assets — (0.4)%		(97,066,864)
Net Assets — 100.0%		$ 26,478,474,439

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/26	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/26	Shares Held at 06/30/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 73,116,769	$ 50,405,804 (a)	$ —	$ 4,182	$ 8,991	$ 123,535,746	123,498,696	$ 61,395 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	43,679,163	—	(7,013,666)(a)	—	—	36,665,497	36,665,497	377,440	—
BlackRock, Inc.	116,826,607	3,957,757	(1,346,963)	382,955	(546,530)	119,273,826	124,042	704,423	—
				$ 387,137	$ (537,539)	$ 279,475,069		$ 1,143,258	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)
June 30, 2026
iShares® Core S&P  U.S. Value ETF
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Consumer Staples Select Sector Index	73	09/18/26	$ 6,167	$ (131,292)
Russell 1000 Value E-Mini Index	495	09/18/26	59,420	418,346
				$ 287,054
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 26,415,338,162	$ —	$ —	$ 26,415,338,162
Rights	—	1,898	—	1,898
Short-Term Securities
Money Market Funds	160,201,243	—	—	160,201,243
	$ 26,575,539,405	$ 1,898	$ —	$ 26,575,541,303
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 418,346	$ —	$ —	$ 418,346
Liabilities
Equity Contracts	(131,292)	—	—	(131,292)
	$ 287,054	$ —	$ —	$ 287,054

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
CVR	Contingent Value Rights
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust